INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Federal
Current				$ 214,850
Deferred			$ (118,531)	(715,345)
Change in valuation allowance			$ 118,531	715,345
Income tax provision	$ (62,706)	$ (122,304)		$ (214,850)